LOANS AND LEASES (Schedule of Profit or Loss and Other Comprehensive Income) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of loans and capital leases [abstract]
Operating lease expense	$ 1,182
Depreciation of right of use assets	956
Operating income	226
Finance expense	(212)
Net Income (loss)	$ 14